Note 4 - Premises and Equipment (Details) - Premises and Equipment (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Premises and Equipment [Abstract]
Land	$ 2,045	$ 1,900
Buildings	11,083	10,342
Leasehold improvements	2,767	2,911
Furniture and equipment	15,146	15,060
	31,041	30,213
Less accumulated depreciation	21,846	21,208
Total premises and equipment	$ 9,195	$ 9,005